Concentration of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration of Risks (Details) [Line Items]
Total cash and cash equivalents and restricted cash of continuing operations (in Dollars)	$ 3,060	$ 6,012	$ 1,931
Cash and cash equivalents and restricted cash from discontinued operations (in Dollars)		2,296
Aggregate amount of cash and cash equivalents and restricted cash (in Dollars)	295	2,512
Financial institutions deposit (in Dollars)	$ 2,786	$ 5,796
Concentration risk, percentage	41.91%
Economic risk, discription	Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions.
Net Revenues [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk, percentage	88.20%	87.20%	74.80%
Accounts Receivable [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk, percentage	44.00%	4.00%
Five Suppliers [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk, percentage	88.10%	73.80%
Product Concentration and Geography Concentration Risks [Member] | Net Revenues [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk, percentage	41.80%	67.90%